Victory Multi-Cap Fund Expense Example - Victory Multi-Cap Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 694
Expense Example, with Redemption, 3 Years	946
Expense Example, with Redemption, 5 Years	1,217
Expense Example, with Redemption, 10 Years	1,989
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	732
Expense Example, with Redemption, 5 Years	1,271
Expense Example, with Redemption, 10 Years	2,450
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	$ 1,166